Description of Business	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE:NM) is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of dry bulk commodities, including iron ore, coal and grain.

Navios Logistics

Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products. As of December 31, 2018, Navios Holdings owned 63.8% of Navios Logistics.

Navios Containers

Navios Maritime Containers L.P. (“Navios Containers”) (NASDAQ: NMCI) is a growth vehicle dedicated to the container sector of the maritime industry. Navios Maritime Containers Inc. registered its shares on the Norwegian Over-The-Counter Market (N-OTC) on June 12, 2017 under the ticker “NMCI”.

On November 30, 2018, Navios Maritime Containers Inc. was converted into a limited partnership. In connection with the conversion, Navios Maritime Containers GP LLC, a Republic of the Marshall Islands limited liability company and wholly-owned subsidiary of Navios Holdings, was admitted as Navios Containers’ general partner and holds a non-economic interest that does not provide the holder with any rights to profits or losses of, or distribution by, the partnership. As a result of holding the general partner interest, control was obtained by Navios Holdings due to the fact that the general partner has exclusive management authority over Navios Containers’ operations, controls the appointment of three of the seven members of Navios Containers’ board of directors and has veto rights over certain significant actions of Navios Containers. The limited partners may not remove the general partner without the affirmative vote of at least 75% of the outstanding units (including units held by the general partner and its affiliates), voting as a single class. In addition, limited partners have no right to participate in the operation, management or control of Navios Containers’ business or transact any business in Navios Containers’ name. The general partner has the power to oversee and direct the partnership's operations and to manage and determine the partnership's strategies and policies on an exclusive basis and therefore, has the power to govern the financial and operating policies of Navios Containers. As of that date, Navios Holdings obtained control over Navios Containers and consequently the results of operations of Navios Containers are consolidated under Navios Holdings. See also Note 3.

As of December 31, 2018, Navios Holdings had a 3.7% ownership interest in Navios Containers.

Navios Partners

Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM) is an international owner and operator of dry cargo vessels and is engaged in seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containers, chartering its vessels under medium to long-term charters.

As of December 31, 2018, Navios Holdings owned a 20.0% interest in Navios Partners, including a 2.0% general partner interest.

Navios Acquisition

Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE: NNA), is an owner and operator of tanker vessels focusing on the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.

As of December 31, 2018, Navios Holdings’ ownership of the outstanding voting stock of Navios Acquisition was 32.8% and its economic interest was 35.8%.

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe Inc. (“Navios Europe I”) and have economic interests of 47.5%, 47.5% and 5.0%, respectively. Navios Europe I is engaged in the marine transportation industry through the ownership of five tanker and five container vessels. Effective November 2014, Navios Holdings, Navios Acquisition and Navios Partners have voting interests of 50%, 50% and 0%, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and have economic interests of 47.5%, 47.5% and 5.0%, respectively and voting interests of 50%, 50% and 0%, respectively. Navios Europe II is engaged in the marine transportation industry through the ownership of seven dry bulkers and seven container vessels.